SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT - CONDENSED STATEMENTS OF INCOME (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Total revenues	$ 464	$ 451	$ 1,367	$ 1,314	$ 1,701	$ 1,652	$ 1,538
Operating Expenses:
OPERATING INCOME	234	195	655	605	766	786	644
OTHER INCOME (EXPENSE):
Other	(1)	4	1	5	4	2	2
Total other expense	(56)	(47)	(159)	(148)	(193)	(212)	(180)
INCOME BEFORE INCOME TAXES (BENEFITS)	178	148	496	457	573	574	464
INCOME TAX EXPENSE (BENEFITS)	(24)	37	48	133	162	136	111
EARNINGS ATTRIBUTABLE TO FIRSTENERGY TRANSMISSION, LLC	181	94	390	272	342	369	294
Affiliates
REVENUES:
Total revenues	4	4	13	13	17	16	15
OTHER INCOME (EXPENSE):
Interest income from affiliates	3	4	12	7	12	16	49
Interest expense	0	0	(2)	(7)	(7)	(17)	(49)
Non-affiliates
REVENUES:
Total revenues	460	447	1,354	1,301	1,684	1,636	1,523
OTHER INCOME (EXPENSE):
Interest expense	$ (81)	$ (70)	$ (227)	$ (194)	(266)	(220)	(207)
Parent Company
REVENUES:
Total revenues					0	0	0
Operating Expenses:
OPERATING INCOME					(1)	(1)	0
OTHER INCOME (EXPENSE):
Equity in earnings of subsidiaries					513	440	369
Interest income from affiliates					0	8	44
Other					3	0	0
Total other expense					401	349	275
INCOME BEFORE INCOME TAXES (BENEFITS)					400	348	275
INCOME TAX EXPENSE (BENEFITS)					1	(21)	(19)
EARNINGS ATTRIBUTABLE TO FIRSTENERGY TRANSMISSION, LLC					399	369	294
Parent Company | Affiliates
Operating Expenses:
Operating expenses					1	0	0
OTHER INCOME (EXPENSE):
Interest expense					(1)	(10)	(49)
Parent Company | Non-affiliates
Operating Expenses:
Operating expenses					0	1	0
OTHER INCOME (EXPENSE):
Interest expense					$ (114)	$ (89)	$ (89)